Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 76,590,000.00
Previously Paid Amount	0.00
Total Fee Amount	11,725.93
Total Offset Amount	0.00
Net Fee	$ 11,725.93